IR PASS-THROUGH CORP.
                                                    c/o Winthrop Management, LLC
                                                    Five Cambridge Center
                                                    Cambridge, MA 02142
                                                    (617) 234-3000



Integrated ARROs Fund I (the "Fund")

February, 2000

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1999. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROS Fund I

                          INDEPENDENT AUDITOR'S REPORT

We have audited the accompanying statements of financial condition of Integrated ARROS Fund I (the "Fund") as of December 31, 1999 and 1998, including the schedule of portfolio investments as of December 31, 1999, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 1999. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROS Fund I as of December 31, 1999 and 1998, and the results of its operations and changes inits net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 1999, in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $10,328,758 and $10,404,532 as of December 31, 1999 and 1998, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


/s/Hays & Company
-----------------
Hays & Company
February 18, 2000
New York, New York

                             Integrated ARROs Fund I
                        Statements of Financial Condition


                                                               December 31,
                                                       ---------------------------
Assets                                                     1999            1998
                                                       -----------     -----------
Cash and Cash Equivalents                              $   427,744     $   456,778

Investments in payment obligations, at minimum
termination value (cost $2,634,352)                     10,328,758      10,404,532
                                                       -----------     -----------

Total Assets                                            10,756,502      10,861,310

Liabilities

Distributions Payable                                      427,744         456,778
                                                       -----------     -----------

Net Assets                                             $10,328,758     $10,404,532
                                                       ===========     ===========

Net Asset Value per unit (2,771 units outstanding)     $  3,727.45     $  3,754.79
                                                       ===========     ===========

                       See notes to financial statements

                            Integrated ARROs Fund I
                            Statements of Operations


                                                             Year Ended December 31,
                                                            -------------------------
                                                              1999           1998
                                                           ----------     ----------
Investment Income:

    Interest and discount earned, net of fund expenses     $1,412,220     $1,758,441
                                                           ==========     ==========



                       See notes to financial statements.

                                Integrated ARROs Fund I
                           Statements of Changes in Net Assets


                                                              Year Ended December 31,
                                                         ------------------------------
                                                               1999            1998
                                                         ------------      ------------
Decrease in net assets from operations:

Net investment income                                       1,412,220       $1,758,441
                                                         ------------      ------------

Net increase in net assets resulting from operations        1,412,220        1,758,441

Total declared as distributions to Unit Holders            (1,487,994)      (2,880,134)
                                                         ------------      ------------

Net decrease in net assets                                    (75,774)      (1,121,693)

Net assets:

Beginning of period                                        10,404,532        11,526,225
                                                         ------------      ------------

End of period                                            $ 10,328,758       $10,404,532
                                                         ============      ============

                      See notes to financial statements.

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   ORGANIZATION

         Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

         The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of seven contract rights for the payment of money (the "Payment Obligations"). The Payments Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were entered into by seven privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms herein not defined have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

         Security Valuation

         The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

         Federal Income Taxes

         The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

         Cash and Cash Equivalents

         Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

         Use of Estimates

         The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.   THE SPONSOR

         IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

         Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.   THE PAYMENT OBLIGATIONS

         The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

         Payments on the seven Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

         If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.


5.   COMMITMENTS AND CONTINGENCIES

         The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

         The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than
         Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund II, an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994, in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time (based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs) that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $33,558 and $14,145 in such expenses from the proceeds of Payment Obligations received by the Fund in 1999 and 1998, respectively.

         Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, Five Cambridge Center, Cambridge, Massachusetts 02142

                                                                                                        PRINCIPAL OCCUPATIONS
         NAME                    POSITION WITH SPONSOR               DIRECTOR/OFFICER SINCE               DURING  PAST 5 YEARS
         ----                    ---------------------               ----------------------       ---------------------------------
         Dallas E. Lucas         Director, Vice President                 August 1998             Mr. Lucas joined NorthStar Capital
                                 And Treasurer                                                    in August 1998.  From 1994 until
                                                                                                  then he was the Chief Financial
                                                                                                  Officer of Crescent Real Estate
                                                                                                  Equities Company.  Prior to that
                                                                                                  he was a financial  consulting
                                                                                                  and audit manager in the real
                                                                                                  estate services group of Arthur
                                                                                                  Andersen LLP

         David King              Director and President                   November 1997           Mr. King joined NorthStar Capital
                                                                                                  in November 1997.  From 1990 to
                                                                                                  1997 Mr. King was associated with
                                                                                                  Olympia & York Companies (USA)
                                                                                                  where he held the position of
                                                                                                  Senior Vice Priesident of Finance.
                                                                                                  Prior to that Mr. King was
                                                                                                  employed with Bankers Trust in
                                                                                                  its real estate finance group.


         Charles Humber          Vice President and Secretary             November 1997           Mr. Humber joined NorthStar
                                                                                                  Capital in September 1997. From
                                                                                                  1996 to 1997 Mr. Humber was
                                                                                                  employed with Merrill Lynch in
                                                                                                  its real estate  investment-
                                                                                                  banking group.  Prior to  that Mr.
                                                                                                  Humber was a student at Brown
                                                                                                  University.


         Steven Kauff            Director and Vice President              July  1999              Mr. Kauff joined  NorthStar
                                                                                                  Capital in July 1999. From 1996
                                                                                                  to 1999 Mr Kauff was a Manager in
                                                                                                  the Real Estate and Hospitality
                                                                                                  Services Group of Arthur Andersen
                                                                                                  LLP. Prior to joining Arthur
                                                                                                  Andersen LLP, Mr. Kauff was with
                                                                                                  Price Waterhouse LLP  in the Real
                                                                                                  Estate Industry Services Group.

6.       DISTRIBUTION PAYABLE

         The Trustee declared a $427,744 ($154.36 per unit) distribution payable to unitholders of record as of December 31, 1999. Such distribution was paid on January 14, 2000.

7.       SIGNIFICANT TRANSACTIONS

         In May 1996, the tenant of the Huntsville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring that continued use and occupancy of the property was economically unsuitable. As a result, Elway Associates wire transferred sale proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case was substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas property. While the Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received the Elway sale proceeds did not agree to allow the Elway payment in partial satisfaction of the associated payment obligation and placed the Elway sale proceeds in an interest-bearing account separate from that of the Fund, pending resolution of this issue. The Elway primary and renewal term payments were reduced on a pro-rata basis to reflect the involuntary sale of the Huntsville, Texas property.

         Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships (including Elway) that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment
         Obligation in the event of an involuntary sale of one of its properties. As a result of such agreement, the payment of $1,149,699 made by Elway Associates in May of 1996 in connection with an involuntary sale was accepted by the Successor Trustee as a partial prepayment of Elway's Payment Obligation and was subsequently distributed, together with interest earned since its receipt of $103,526, on June 5, 1998.

         The payment made by Elway was insufficient to cover that portion of Elway's Payment Obligation allocable to the Huntsville Property. In accordance with the terms of the Supplemental Agreement, such shortfall, amounting to $381,150 (including accrued interest), was repaid during 1998 from cash flow generated by Elway after the payment of the reduced payments to the Fund and was included in subsequent distributions made for 1998.


                            Integrated ARROs Fund I
 Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data

                                                                            YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------------------------------------------
                                                1999                1998               1997             1996              1995
                                            -------------     --------------     --------------    -------------     -------------
Per Unit Operating Performance

Net asset value, beginning of period        $    3,754.79     $     4,159.59     $     3,920.28    $    3,295.59     $    2,901.11

Net investment income                              509.65             634.59             459.69           678.56            394.48

Distributions                                     (536.99)         (1,039.39)           (220.38)          (53.87)             0.00

Net asset value, end of period              $    3,727.45     $     3,754.79     $     4,159.59    $    3,920.28     $    3,295.59

Total investment return                     $      509.65     $       634.59     $       459.69    $      678.56     $      394.48

Ratios/Supplemental Data

Net assets, end of period                   $  10,328,758     $   10,404,532     $   11,526,225    $  10,863,094     $   9,132,093

Ratio of expenses to average net assets              0.32%              0.13%               N/A              N/A               N/A

Ratio of net investment income to average
net assets                                          13.62%             16.04%             11.38%           18.81%            12.73%

Portfolio turnover rate                               N/A                N/A                N/A              N/A               N/A

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                December 31, 1999

Partnership /
Date Payment                                                                          Original        Simple
Obligation                                  Property               Type of           Principal       Interest
 Incurred              Lessee              Location(s)            Property             Amount          Rate
---------------------------------------------------------------------------------------------------------------

Walando               Walgreen             Orlando, FL             Office/            $820,000        13.0%
03/18/81              Company                                      Warehouse
                                                                   Building


Santex (2)            Albertson's          Venice, FL              Retail              570,000        17.0%
07/01/81              Inc.                 Livermore, CA           Facilities


Lando                 Albertson's          Portland, OR            Retail              783,451        16.0%
10/21/81              Inc.                 Orlando, FL             Facilities
(amended                                   Huntsville, AL
04/15/82)


Denville              Xerox                Lewisville, TX          Plant               963,048        15.0%
12/22/81              Corporation                                  Facility
(amended
01/27/84)


Elway                 Safeway              Billings, MT            Retail            1,429,042        18.5%
03/18/82              Stores, Inc.         Fort Worth, TX          Facilities
                                           Aurora, CO
                                           Mamoth Lakes, CA



Walstaff              Walgreen             Flagstaff, AZ           Warehouse/        1,159,762        16.0%
04/15/82              Arizona                                      Distribution
(amended              Drug Co.                                     Building
06/17/82)             (3)


Walcreek              Hercules             Walnut Creek,           Office            1,306,709        18.5%
08/01/82              Credit Inc.          CA                      Building
(amended              (4)
06/29/83,
12/3/84)
                                                                                --------------
                                                                                    $7,032,012
                                                                                ==============


 (1) Primary Term of the applicable net lease.
 (2) Two Payment Obligations, one for each property, treated as one.
 (3) Guaranteed by Walgreen Company.
 (4) Guaranteed by Hercules Incorporated

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                December 31, 1999

Partnership/                             Discount To
Date Payment                          Arrive at Minimum               Periodic             Minimum
Obligation         Accrued              Termination                Payment During        Termination
 Incurred          Interest                Amount                  Primary Term (1)        Amount
------------------------------------------------------------------------------------------------------

Walando          $1,481,228             $ 1,324,137              5/1/96-4/1/06            $977,091
03/18/81                                                            $11,883/mo



Santex (2)        1,260,165                 845,290              9/1/96-8/1/06             984,875
07/01/81                                                            $13,342/mo


Lando             1,968,816               1,798,814              7/1/97-1/1/07             953,453
10/21/81                                                          $62,656/semi
(amended
04/15/82)


Denville          2,400,729               2,235,884              8/1/98-7/1/08           1,127,893
12/22/81                                                            $12,038/mo
(amended
01/27/84)


Elway             4,020,399               3,409,328              7/1/97-6/1/07           2,040,113
03/18/82                                                            $22,027/mo





Walstaff          2,818,579               2,105,680             12/1/98-6/1/03           1,872,661
04/15/82                                                         $156,738/semi
(amended
06/17/82)


Walcreek          3,036,874               1,970,913             10/1/97-9/1/07           2,372,672
08/01/82                                                            $30,155/mo
(amended
06/29/83,
12/3/84)

                 ----------------------------------                                    -----------
                 16,986,790             $13,690,046                                    $10,328,758
                 ==================================                                    ===========


 (1) Primary Term of the applicable net lease.
 (2) Two Payment Obligations, one for each property, treated as one.
 (3) Guaranteed by Walgreen Company.
 (4) Guaranteed by Hercules Incorporated

                            INTEGRATED ARROS FUND I
        SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                   JANUARY 1, 1999 THROUGH DECEMBER 31, 1999

                 ACCRUED                        ACCRUED                       ACCRUED                       ACCRUED
   DATE         INTEREST         DATE          INTEREST         DATE          INTEREST         DATE        INTEREST

01-Jan-99      17,185,021      23-Feb-99      17,264,739      17-Apr-99      17,255,011      09-Jun-99      17,088,546
02-Jan-99      17,188,213      24-Feb-99      17,267,930      18-Apr-99      17,258,203      10-Jun-99      17,091,737
03-Jan-99      17,191,405      25-Feb-99      17,271,122      19-Apr-99      17,261,395      11-Jun-99      17,094,929
04-Jan-99      17,194,596      26-Feb-99      17,274,314      20-Apr-99      17,264,586      12-Jun-99      17,098,121
05-Jan-99      17,197,788      27-Feb-99      17,277,506      21-Apr-99      17,267,778      13-Jun-99      17,101,313
06-Jan-99      17,200,980      28-Feb-99      17,280,697      22-Apr-99      17,270,970      14-Jun-99      17,104,504
07-Jan-99      17,204,172      01-Mar-99      17,194,444      23-Apr-99      17,274,162      15-Jun-99      17,107,696
08-Jan-99      17,207,363      02-Mar-99      17,197,636      24-Apr-99      17,277,353      16-Jun-99      17,110,888
09-Jan-99      17,210,555      03-Mar-99      17,200,828      25-Apr-99      17,280,545      17-Jun-99      17,114,080
10-Jan-99      17,213,747      04-Mar-99      17,204,019      26-Apr-99      17,283,737      18-Jun-99      17,117,271
11-Jan-99      17,216,939      05-Mar-99      17,207,211      27-Apr-99      17,286,929      19-Jun-99      17,120,463
12-Jan-99      17,220,130      06-Mar-99      17,210,403      28-Apr-99      17,290,120      20-Jun-99      17,123,655
13-Jan-99      17,223,322      07-Mar-99      17,213,595      29-Apr-99      17,293,312      21-Jun-99      17,126,847
14-Jan-99      17,226,514      08-Mar-99      17,216,786      30-Apr-99      17,296,504      22-Jun-99      17,130,038
15-Jan-99      17,229,706      09-Mar-99      17,219,978      01-May-99      17,210,251      23-Jun-99      17,133,230
16-Jan-99      17,232,897      10-Mar-99      17,223,170      02-May-99      17,213,442      24-Jun-99      17,136,422
17-Jan-99      17,236,089      11-Mar-99      17,226,362      03-May-99      17,216,634      25-Jun-99      17,139,613
18-Jan-99      17,239,281      12-Mar-99      17,229,553      04-May-99      17,219,826      26-Jun-99      17,142,805
19-Jan-99      17,242,473      13-Mar-99      17,232,745      05-May-99      17,223,018      27-Jun-99      17,145,997
20-Jan-99      17,245,664      14-Mar-99      17,235,937      06-May-99      17,226,209      28-Jun-99      17,149,189
21-Jan-99      17,248,856      15-Mar-99      17,239,129      07-May-99      17,229,401      29-Jun-99      17,152,380
22-Jan-99      17,252,048      16-Mar-99      17,242,320      08-May-99      17,232,593      30-Jun-99      17,155,572
23-Jan-99      17,255,240      17-Mar-99      17,245,512      09-May-99      17,235,785      01-Jul-99      17,006,663
24-Jan-99      17,258,431      18-Mar-99      17,248,704      10-May-99      17,238,976      02-Jul-99      17,009,855
25-Jan-99      17,261,623      19-Mar-99      17,251,896      11-May-99      17,242,168      03-Jul-99      17,013,046
26-Jan-99      17,264,815      20-Mar-99      17,255,087      12-May-99      17,245,360      04-Jul-99      17,016,238
27-Jan-99      17,268,007      21-Mar-99      17,258,279      13-May-99      17,248,551      05-Jul-99      17,019,430
28-Jan-99      17,271,198      22-Mar-99      17,261,471      14-May-99      17,251,743      06-Jul-99      17,022,622
29-Jan-99      17,274,390      23-Mar-99      17,264,663      15-May-99      17,254,935      07-Jul-99      17,025,813
30-Jan-99      17,277,582      24-Mar-99      17,267,854      16-May-99      17,258,127      08-Jul-99      17,029,005
31-Jan-99      17,280,774      25-Mar-99      17,271,046      17-May-99      17,261,318      09-Jul-99      17,032,197
01-Feb-99      17,194,520      26-Mar-99      17,274,238      18-May-99      17,264,510      10-Jul-99      17,035,389
02-Feb-99      17,197,712      27-Mar-99      17,277,430      19-May-99      17,267,702      11-Jul-99      17,038,580
03-Feb-99      17,200,904      28-Mar-99      17,280,621      20-May-99      17,270,894      12-Jul-99      17,041,772
04-Feb-99      17,204,096      29-Mar-99      17,283,813      21-May-99      17,274,085      13-Jul-99      17,044,964
05-Feb-99      17,207,287      30-Mar-99      17,287,005      22-May-99      17,277,277      14-Jul-99      17,048,156
06-Feb-99      17,210,479      31-Mar-99      17,290,196      23-May-99      17,280,469      15-Jul-99      17,051,347
07-Feb-99      17,213,671      01-Apr-99      17,203,943      24-May-99      17,283,661      16-Jul-99      17,054,539
08-Feb-99      17,216,863      02-Apr-99      17,207,135      25-May-99      17,286,852      17-Jul-99      17,057,731
09-Feb-99      17,220,054      03-Apr-99      17,210,327      26-May-99      17,290,044      18-Jul-99      17,060,923
10-Feb-99      17,223,246      04-Apr-99      17,213,518      27-May-99      17,293,236      19-Jul-99      17,064,114
11-Feb-99      17,226,438      05-Apr-99      17,216,710      28-May-99      17,296,428      20-Jul-99      17,067,306
12-Feb-99      17,229,629      06-Apr-99      17,219,902      29-May-99      17,299,619      21-Jul-99      17,070,498
13-Feb-99      17,232,821      07-Apr-99      17,223,094      30-May-99      17,302,811      22-Jul-99      17,073,690
14-Feb-99      17,236,013      08-Apr-99      17,226,285      31-May-99      17,306,003      23-Jul-99      17,076,881
15-Feb-99      17,239,205      09-Apr-99      17,229,477      01-Jun-99      17,063,012      24-Jul-99      17,080,073
16-Feb-99      17,242,396      10-Apr-99      17,232,669      02-Jun-99      17,066,203      25-Jul-99      17,083,265
17-Feb-99      17,245,588      11-Apr-99      17,235,861      03-Jun-99      17,069,395      26-Jul-99      17,086,457
18-Feb-99      17,248,780      12-Apr-99      17,239,052      04-Jun-99      17,072,587      27-Jul-99      17,089,648
19-Feb-99      17,251,972      13-Apr-99      17,242,244      05-Jun-99      17,075,779      28-Jul-99      17,092,840
20-Feb-99      17,255,163      14-Apr-99      17,245,436      06-Jun-99      17,078,970      29-Jul-99      17,096,032
21-Feb-99      17,258,355      15-Apr-99      17,248,628      07-Jun-99      17,082,162      30-Jul-99      17,099,224
22-Feb-99      17,261,547      16-Apr-99      17,251,819      08-Jun-99      17,085,354      31-Jul-99      17,102,415

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 1999 THROUGH DECEMBER 31, 1999

                 ACCRUED                        ACCRUED                        ACCRUED
  DATE          INTEREST          DATE         INTEREST          DATE         INTEREST
01-Aug-99      17,016,162      23-Sep-99      17,095,879      15-Nov-99      17,086,152
02-Aug-99      17,019,354      24-Sep-99      17,099,071      16-Nov-99      17,089,344
03-Aug-99      17,022,546      25-Sep-99      17,102,263      17-Nov-99      17,092,535
04-Aug-99      17,025,737      26-Sep-99      17,105,455      18-Nov-99      17,095,727
05-Aug-99      17,028,929      27-Sep-99      17,108,646      19-Nov-99      17,098,919
06-Aug-99      17,032,121      28-Sep-99      17,111,838      20-Nov-99      17,102,111
07-Aug-99      17,035,312      29-Sep-99      17,115,030      21-Nov-99      17,105,302
08-Aug-99      17,038,504      30-Sep-99      17,118,222      22-Nov-99      17,108,494
09-Aug-99      17,041,696      01-Oct-99      17,031,968      23-Nov-99      17,111,686
10-Aug-99      17,044,888      02-Oct-99      17,035,160      24-Nov-99      17,114,878
11-Aug-99      17,048,079      03-Oct-99      17,038,352      25-Nov-99      17,118,069
12-Aug-99      17,051,271      04-Oct-99      17,041,544      26-Nov-99      17,121,261
13-Aug-99      17,054,463      05-Oct-99      17,044,735      27-Nov-99      17,124,453
14-Aug-99      17,057,655      06-Oct-99      17,047,927      28-Nov-99      17,127,645
15-Aug-99      17,060,846      07-Oct-99      17,051,119      29-Nov-99      17,130,836
16-Aug-99      17,064,038      08-Oct-99      17,054,311      30-Nov-99      17,134,028
17-Aug-99      17,067,230      09-Oct-99      17,057,502      01-Dec-99      16,891,037
18-Aug-99      17,070,422      10-Oct-99      17,060,694      02-Dec-99      16,894,229
19-Aug-99      17,073,613      11-Oct-99      17,063,886      03-Dec-99      16,897,420
20-Aug-99      17,076,805      12-Oct-99      17,067,078      04-Dec-99      16,900,612
21-Aug-99      17,079,997      13-Oct-99      17,070,269      05-Dec-99      16,903,804
22-Aug-99      17,083,189      14-Oct-99      17,073,461      06-Dec-99      16,906,996
23-Aug-99      17,086,380      15-Oct-99      17,076,653      07-Dec-99      16,910,187
24-Aug-99      17,089,572      16-Oct-99      17,079,845      08-Dec-99      16,913,379
25-Aug-99      17,092,764      17-Oct-99      17,083,036      09-Dec-99      16,916,571
26-Aug-99      17,095,956      18-Oct-99      17,086,228      10-Dec-99      16,919,763
27-Aug-99      17,099,147      19-Oct-99      17,089,420      11-Dec-99      16,922,954
28-Aug-99      17,102,339      20-Oct-99      17,092,612      12-Dec-99      16,926,146
29-Aug-99      17,105,531      21-Oct-99      17,095,803      13-Dec-99      16,929,338
30-Aug-99      17,108,723      22-Oct-99      17,098,995      14-Dec-99      16,932,529
31-Aug-99      17,111,914      23-Oct-99      17,102,187      15-Dec-99      16,935,721
01-Sep-99      17,025,661      24-Oct-99      17,105,379      16-Dec-99      16,938,913
02-Sep-99      17,028,853      25-Oct-99      17,108,570      17-Dec-99      16,942,105
03-Sep-99      17,032,045      26-Oct-99      17,111,762      18-Dec-99      16,945,296
04-Sep-99      17,035,236      27-Oct-99      17,114,954      19-Dec-99      16,948,488
05-Sep-99      17,038,428      28-Oct-99      17,118,146      20-Dec-99      16,951,680
06-Sep-99      17,041,620      29-Oct-99      17,121,337      21-Dec-99      16,954,872
07-Sep-99      17,044,812      30-Oct-99      17,124,529      22-Dec-99      16,958,063
08-Sep-99      17,048,003      31-Oct-99      17,127,721      23-Dec-99      16,961,255
09-Sep-99      17,051,195      01-Nov-99      17,041,467      24-Dec-99      16,964,447
10-Sep-99      17,054,387      02-Nov-99      17,044,659      25-Dec-99      16,967,639
11-Sep-99      17,057,579      03-Nov-99      17,047,851      26-Dec-99      16,970,830
12-Sep-99      17,060,770      04-Nov-99      17,051,043      27-Dec-99      16,974,022
13-Sep-99      17,063,962      05-Nov-99      17,054,234      28-Dec-99      16,977,214
14-Sep-99      17,067,154      06-Nov-99      17,057,426      29-Dec-99      16,980,406
15-Sep-99      17,070,346      07-Nov-99      17,060,618      30-Dec-99      16,983,597
16-Sep-99      17,073,537      08-Nov-99      17,063,810      31-Dec-99      16,986,789
17-Sep-99      17,076,729      09-Nov-99      17,067,001
18-Sep-99      17,079,921      10-Nov-99      17,070,193
19-Sep-99      17,083,112      11-Nov-99      17,073,385
20-Sep-99      17,086,304      12-Nov-99      17,076,577
21-Sep-99      17,089,496      13-Nov-99      17,079,768
22-Sep-99      17,092,688      14-Nov-99      17,082,960